Note 4 - Business Segments, Sales of Products and Significant Customers	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Business Segments, Sales of Products and Significant Customers
Note 4: Business Segments, Sales of Products and Significant Customers
We discover, acquire and develop mines and other mineral interests and produce and market (i) concentrates containing silver, gold, lead and zinc, (ii) carbon material containing silver and gold, and (iii) doré containing silver and gold. We are currently organized and managed in four
segments: Greens Creek, Lucky Friday, Keno Hill and Casa Berardi.
The Company regularly reviews its segment reporting for alignment with its strategic goals and operational structure as well as for evaluation of business performance and allocation of resources by Hecla’s Chief Operating Decision Maker (“CODM”). Effective January 2024 we revised our internal reporting provided to our CODM to no longer include any financial performance information for our Nevada Operations, reflecting the current status of the Nevada Operations being on care and maintenance. General corporate activities not associated with operating mines and their various exploration activities, as well as idle properties and environmental remediation services in the Yukon, Canada, and the previously separately reported Nevada Operations are presented as “Other.” The presentation of the prior period information disclosed below has been revised to reflect this change.
General corporate activities not associated with operating mines and their various exploration activities, as well as idle properties and environmental remediation services in the Yukon, Canada, are presented as “other.” The nature of the items that reconcile income (loss) from operations to loss before income and mining taxes are not related to our reportable segments.
The tables below present information about our reportable segments as of and for the years ended December 31, 2023, 2022 and 2021 (in thousands).

	2023	2022	2021
Net sales to unaffiliated customers:
Greens Creek	$384,504	$335,062	$384,843
Lucky Friday	116,284	147,814	131,488
Keno Hill	35,518	—	—
Casa Berardi	177,678	235,136	245,152
Other	6,243	893	45,990

Total sales to unaffiliated customers	$720,227	$718,905	$807,473

Income (loss) from operations:
Greens Creek	$113,551	$87,297	$164,666
Lucky Friday	4,811	27,636	31,683
Keno Hill	(35,344)	(4,249)	—
Casa Berardi	(56,683)	(21,799)	5,807
Other	(71,009)	(101,323)	(118,736)

Total (loss) income from operations	$(44,674)	$(12,438)	$83,420

Capital additions (excluding non-cash items):
Greens Creek	$43,542	$36,898	$23,883
Lucky Friday	65,337	50,992	29,885
Keno Hill	44,672	19,725	—
Casa Berardi	70,056	39,667	49,617
Other	280	2,096	5,663

Total capital additions	$223,887	$149,378	$109,048

Depreciation, depletion and amortization:
Greens Creek	$53,995	$48,911	$48,710
Lucky Friday	24,325	33,704	26,846
Keno Hill	4,277	—	—
Casa Berardi	66,037	60,962	80,744
Other	140	361	15,493

Total depreciation, depletion and amortization	$148,774	$143,938	$171,793

Other significant non-cash items:
Greens Creek	$11,098	$2,821	$3,653
Lucky Friday	(916)	1,138	1,048
Keno Hill	376	1,669	—
Casa Berardi	13,378	1,520	1,284
Other	18,994	3,568	(12,290)

Total other significant non-cash items	$42,930	$10,716	$(6,305)

Identifiable assets:
Greens Creek	$569,369	$582,687	$589,944
Lucky Friday	578,110	571,510	516,545
Keno Hill	362,986	276,096	—
Casa Berardi	683,035	681,631	701,868
Other	817,604	815,248	920,451

Total identifiable assets	$3,011,104	$2,927,172	$2,728,808

The following are our long-lived assets by geographic area as of December 31, 2023 and 2022 (in thousands):

	2023	2022
United States	$1,698,285	$1,670,676
Canada	960,109	891,375
Mexico	7,856	7,739

Total long-lived assets	$2,666,250	$2,569,790

Our sales for 2023 are primarily comprised of metal sales and $5.3 million of revenue from our Yukon environmental remediation services.
Our products consist of metal concentrates and carbon material, which we sell to custom smelters, metal traders and third-party processors, and unrefined bullion bars (doré), which may be sold as doré or further refined before sale to precious metal traders. Revenue is recognized upon the completion of the performance obligations and transfer of control of the product to the customer.
For sales of metals from refined doré, which we currently have at Casa Berardi, the performance obligation is met, the transaction price is known, and revenue is recognized at the time of transfer of control of the agreed-upon metal quantities to the customer by the refiner. Refining, selling and shipping costs related to sales of doré and metals from doré are recorded to cost of sales as incurred.
For sales of carbon materials, transfer of control takes place, the performance obligation is met, the transaction price is known, and revenue is recognized generally at the time of arrival at the customer’s facility.
For concentrate sales, which we currently have at Greens Creek, Lucky Friday, and Keno Hill, the performance obligation is met, the transaction price can be reasonably estimated, and revenue is recognized generally at the time of shipment. Concentrates sold at Lucky Friday typically leave the mine and are received by the customer within the same day. However, there is a period of time between shipment of concentrates from Greens Creek and Keno Hill and their physical receipt by the customer, and judgment is required in determining when control has been transferred to the customer and the performance obligation has been met for those shipments. We have determined control is met, title is transferred and the performance obligation is met upon shipment of concentrate parcels from Greens Creek and Keno Hill because, at that time, 1) legal title is transferred to the customer, 2) the customer has accepted the parcel and obtained the ability to realize all of the benefits from the product, 3) the concentrate content specifications are known, have been communicated to the customer, and the customer has the significant risks and rewards of ownership of it, 4) it is very unlikely a concentrate parcel from Greens Creek will be rejected by a customer upon physical receipt, and 5) we have the right to payment for the parcel.

Judgment is also required in identifying our concentrate sales performance obligations. Most of our concentrate sales involve “frame contracts” with smelters that can cover multiple years and specify certain terms under which individual parcels of concentrates are sold. However, some terms are not specified in the frame contracts and/or can be renegotiated as part of annual amendments to the frame contract. We have determined parcel shipments represent individual performance obligations satisfied at the point in time when control of the shipment is transferred to the customer.
The consideration we receive for our concentrate sales fluctuates due to changes in metals prices between the time of shipment and final settlement with the customer. However, we are able to reasonably estimate the transaction price for the concentrate sales at the time of shipment using forward prices for the month of settlement, and previously recorded sales and accounts receivable are adjusted to estimated settlement metals prices until final settlement with the customer. Also, it is unlikely a significant reversal of revenue for any one concentrate parcel will occur. As such, we use the expected value method to price the parcels until the final settlement date occurs, at which time the final transaction price is known. At December 31, 2023, metals contained in concentrate sales and exposed to future price changes totaled 0.7 million ounces of silver, 3,490 ounces of gold, 0.4 million pounds of zinc, and 12 million pounds of lead. However, as discussed in
Note 10
, we seek to mitigate the risk of price adjustments by using financially-settled forward contracts for some of our sales.
Sales and accounts receivable for concentrate shipments are recorded net of charges for treatment, refining, smelting losses, and other charges negotiated by us with the customers, which represent components of the transaction price. Charges are estimated by us upon shipment of concentrates based on contractual terms, and actual charges typically do not vary materially from our estimates. Costs charged by customers include fixed treatment and refining costs per ton of concentrate and may include price escalators which allow the customers to participate in the increase of lead and zinc prices above a negotiated baseline. Costs for shipping concentrates to customers are recorded to cost of sales as incurred.
Sales of metal concentrates and metal products are made principally to custom smelters, third-party processors and metal traders. The percentage of metal sales contributed by each segment is reflected in the following table:

	Year Ended December 31,
	2023	2022	2021
Greens Creek	53.7%	46.6%	47.6%
Lucky Friday	16.3%	20.6%	16.3%
Keno Hill	5.0%	—	—
Casa Berardi	24.9%	32.7%	30.4%
Other	0.1%	0.1%	5.7%

	100%	100%	100%

Total sales for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Silver	$302,284	$265,054	$293,646
Gold	274,613	298,910	362,037
Lead	72,726	83,384	75,431
Zinc	116,230	123,057	125,292
Less: Smelter and refining charges	(50,909)	(51,973)	(48,933)
Total metal sales	714,944	718,432	807,473
Environmental remediation services	5,283	473	—

Total sales	$720,227	$718,905	$807,473

The following is metal sales information by geographic area based on the location of smelters and metal traders (for concentrate shipments) and the location of parent companies (for doré sales to metal traders) for the years ended December 31, 2023, 2022 and 2021 (in thousands):

	2023	2022	2021
United States	$36,307	$21,938	$71,278
Canada	375,092	406,600	419,090
Japan	52,744	51,375	63,588
Korea	127,590	107,828	203,115
China	103,534	136,514	50,945

Total, excluding gains/losses on forward contracts	$695,267	$724,255	$808,016

Metal sales by significant product type for the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Doré and metals from doré	$211,321	$255,608	$313,337
Carbon	4,333	2,607	4,117
Silver concentrate	356,941	329,165	345,732
Zinc concentrate	80,274	109,177	112,448
Precious metals concentrate	42,398	27,698	32,382

Total, excluding gains/losses on forward contracts	$695,267	$724,255	$808,016

Metal sales for 2023, 2022 and 2021 included
net gains of $19.7 million and net losses
of $5.8 million, and $0.5 million, respectively, on derivative contracts for silver, gold, lead and zinc contained in our sales. See
Note 10
for more information.
Metal sales from continuing operations to significant metals customers as a percentage of total sales were as follows for the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Customer A	24.2%	35.4%	37.2%
Customer B	11.8%	23.9%	21.5%
Customer C	15.5%	11.3%	21.6%
Customer D	15.8%	3.5%	6.2%
Our trade accounts receivable balance related to contracts with customers was $14.7 million and $45.1 million at December 31, 2023 and 2022, respectively, and included no allowance for credit losses. Trade accounts receivable balances with significant metals customers as of December 31, 2023 and 2022 were as follows.

	2023	2022
Customer B	22.2%	57.5%
Customer D	34.8%	—
Customer E	24.2%	3.2%
Customer F	—	15.9%
Customer G	—	11.8%
We have determined our contracts do not include a significant financing component. For doré sales and sales of metal from doré, payment is received at the time the performance obligation is satisfied. Payment for carbon sales is received within a relatively short period of time after the performance obligation is satisfied. The amount of consideration for concentrate sales is variable, and we receive payment for a significant portion of the estimated value of concentrate parcels within a relatively short period of time after the performance obligation is satisfied.
We do not incur significant costs to obtain contracts, nor costs to fulfill contracts which are not addressed by other accounting standards. Therefore, we have not recognized an asset for such costs as of December 31, 2023 and 2022.